[american century logo]
                                    American
                                  Century(sm)

                                   Prospectus
                                      and
                                     Proxy
                                   Statement

                                  JUNE 2, 1997

                      Important Voting Information Inside!

[front cover]



                               TABLE OF CONTENTS

LETTER FROM THE PRESIDENT......................................................1
IMPORTANT INFORMATION YOU SHOULD CONSIDER......................................2
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS......................................6
COMBINED PROSPECTUS/PROXY STATEMENT............................................8
COMPARISON OF CERTAIN INFORMATION REGARDING THE FUNDS..........................9
RISK FACTORS..................................................................11
TRANSACTION AND OPERATING EXPENSE INFORMATION.................................11
ADDITIONAL INFORMATION ABOUT THE PROPOSED TRANSACTION.........................12
     Summary of Plan of Reorganization........................................12
     Description of New Capital Preservation Fund Securities..................14
     Reasons Supporting the Reorganization....................................14
     Federal Income Tax Consequences..........................................15
     Capitalization...........................................................15
INFORMATION ABOUT THE FUNDS...................................................16
     Fundamental Investment Restrictions......................................18
INFORMATION RELATING TO VOTING MATTERS........................................19
     General Information......................................................19
     Voting and Revocation of Proxies.........................................19
     Record Date..............................................................19
     Quorum...................................................................20
     Shareholder Vote Required................................................20
     Cost of Proxy Solicitation...............................................20
     Certain Shareholders.....................................................20
     Appraisal Rights.........................................................21
     Annual Meetings..........................................................21
ADDITIONAL INFORMATION........................................................21
     Litigation...............................................................22
     Financial Statements.....................................................22
     Other Business...........................................................22
     Shareholder Inquiries....................................................22
APPENDIX I: STANDARDIZED FUNDAMENTAL INVESTMENT RESTRICTIONS..................23
APPENDIX II: CURRENT FUNDAMENTAL INVESTMENT RESTRICTIONS......................24

     Table of Contents                              American Century Investments



                          American Century Investments
                                4500 Main Street
                          Kansas City, Missouri 64111

June 2, 1997

Dear American Century Shareholder:

     I am writing to ask for your support of an important proposal affecting your fund. The proposal will be voted on at an upcoming Special Meeting of Shareholders to be held on July 30, 1997. Please take a few minutes to read the enclosed materials, complete and sign the proxy voting card and mail it back to us.

     You are being asked to approve the combination of the Capital Preservation Fund and Capital Preservation Fund II into a new American Century fund also called the Capital Preservation Fund.

     One reason for the combination is the management efficiencies achieved by combining these two very similar funds. Moreover, the Capital Preservation Fund II was established in 1980 to provide shareholders with a fund that was more responsive to the volatile, increasing short-term interest rates of that time. Since the late 1980s, the economic and interest rate environment that led to the creation of Capital Preservation Fund II has not existed. Additionally, there are no indications that those conditions will return in the foreseeable future. As a result, the manager believes that a fund managed in the style of the Capital Preservation Fund has better potential to provide a higher yield to shareholders.

     After reviewing many factors, your Board of Directors believes the combination is in your fund's and your best interests for the following reasons:

     o    lower total fees to shareholders;

     o management and operational efficiencies may be achieved by combining two funds into one;

     o    the change in the U.S. economy; and

     o    there will be no dilution of the interests of existing shareholders.

We encourage you to vote "FOR" the reorganization.

     I know you are busy and may feel you don't have time to review the proxy materials and vote for the meeting. But your vote is very important. Please take a few minutes to review the enclosed materials and sign and return your proxy card as soon as possible. If shareholders don't return their proxies, additional expenses must be incurred to pay for follow-up mailings and telephone calls.

     To more efficiently handle this proxy solicitation, we have hired D. F. King and Co., Inc. to act as our proxy solicitor. If you have any questions or need any help in voting your shares, please call them at 1-800-755-3107. Any question they cannot respond to will be forwarded to us immediately.

     Thank you for your time in considering this important proposal. We believe the reorganization will enable us to better serve your needs. Thank you for investing with American Century and for your continued support.

                                    Sincerely,


                                    /s/James M. Benham
                                    James M. Benham
                                    President and Chairman of the Board

Proxy Statement                                                                1



                             IMPORTANT INFORMATION
                              YOU SHOULD CONSIDER

     The following Q&A is a brief summary of some of the issues that may be important to you. More detailed information is available, as described elsewhere in this document. Please read all the enclosed proxy materials before voting. Please remember to vote your shares as soon as possible. If enough shareholders return their proxy cards soon, additional costs for follow-up mailings and phone calls may be avoided.

     If you own other American Century funds and/or accounts, you may receive additional proxy statements and proxy voting cards in a separate mailing. It is important that you vote ALL proxy cards that you receive.

     WHAT IS THE PURPOSE OF THE UPCOMING MEETING?

     Your Board of Directors has recommended reorganizing the Capital Preservation Fund and Capital Preservation Fund II by combining them into a new American Century fund. The combination requires shareholder approval. The meeting will be held on Wednesday, July 30, 1997, at 10 a.m. Central time at the companies' offices at 4500 Main Street, Kansas City, Missouri. Shareholders of record as of the close of business on May 16, 1997, are eligible to vote.

     WHY IS THE REORGANIZATION BEING PROPOSED?

     Like your fund, the New Capital Preservation Fund is a money market fund that seeks maximum safety and liquidity and, like the existing Capital Preservation Fund, seeks to achieve its objective by investing in short-term U.S. Treasury securities. The reorganization seeks to improve operational and investment management efficiencies by combining two funds with the same investment objectives and very similar investment policies, strategies and approaches, into a single, larger portfolio of assets. Moreover, the Capital Preservation Fund II was established in 1980 to provide shareholders with a fund that was more responsive to the volatile, increasing short-term interest rates of that time. Since the late 1980s, the economic and interest rate environment that led to the creation of Capital Preservation Fund II has not existed. Additionally, there are no indications that those conditions will return in the foreseeable future. As a result, the manager believes that a fund managed in the style of the Capital Preservation Fund has better potential to provide a higher yield to shareholders.

     HOW WILL THE REORGANIZATION BE ACCOMPLISHED?

     Shareholders of the Capital Preservation Fund and Capital Preservation Fund II are being asked to approve the combination of their fund into the New Capital Preservation Fund. The reorganization will take the form of a sale of assets by the Capital Preservation Fund and Capital Preservation Fund II in exchange for shares of the New Capital Preservation Fund. Your fund will then distribute the shares it receives to its shareholders.

2    Important Information You Should Consider      American Century Investments



     WHAT WILL I GET IF THE REORGANIZATION IS APPROVED?

     As a result of the liquidating distribution, you will receive shares of the New Capital Preservation Fund in an amount equal to the dollar value of your shares on the date the combination takes place (probably August 30th).

     WHY DID THE BOARD OF DIRECTORS APPROVE THE REORGANIZATION?

     AFTER  REVIEWING  MANY  FACTORS,   YOUR  BOARD  OF  DIRECTORS   UNANIMOUSLY
DETERMINED THAT THE REORGANIZATION WAS IN THE BEST INTERESTS OF EACH FUND AND ITS SHAREHOLDERS. Some of the factors considered include:

     o the similarity of the two funds' investment objectives, policies and strategies;

     o    the possibility of achieving management operational efficiencies;

     o the all-inclusive management fee of the New Capital Preservation Fund is lower than the total expense ratios of each of the Capital Preservation Fund and Capital Preservation Fund II;

     o the fact that economic changes over the last five to ten years have diminished the need for a money market fund that is positioned to take advantage of rising short-term interest rates; and

     o    that  there  will  be  no  dilution  of  the   interests  of  existing
          shareholders.

     HOW WILL THE REORGANIZATION AFFECT THE MANAGEMENT TEAM OF YOUR FUND?

     Amy O'Donnell, the lead portfolio manager for the Capital Preservation Fund, will serve as lead manager for the New Capital Preservation Fund and oversee the work of the portfolio management team. Denise Tabacco, the lead portfolio manager for the Capital Preservation Fund II, will also serve on the portfolio management team of the New Capital Preservation Fund.

     WILL THE EXCHANGE OF CAPITAL PRESERVATION FUND AND CAPITAL PRESERVATION FUND II SHARES FOR NEW CAPITAL PRESERVATION FUND SHARES CAUSE ME TO REALIZE INCOME OR CAPITAL GAINS FOR TAX PURPOSES?

     No. The exchange of shares in the reorganization will be tax-free. Your tax basis and holding period for your shares will be unchanged.

     HOW  DO  THE  FEE   STRUCTURE  AND  TOTAL  EXPENSE  RATIO  OF  THE  CAPITAL
PRESERVATION FUND AND CAPITAL PRESERVATION FUND II COMPARE TO THAT OF THE NEW CAPITAL PRESERVATION FUND'S?

     The New Capital Preservation Fund has an "all-inclusive" management fee. Under this "all-inclusive" management fee, the New Capital Preservation Fund pays a single management fee. The all-inclusive fee has been calculated for the current fiscal year at 0.48% of its average net assets. In exchange for the all-inclusive fee, the manager is responsible for paying all of the costs associated with providing or procuring all of the services of the fund but is not responsible for taxes, interest, brokerage commissions, the fees and expenses of outside directors, and extraordinary items. In contrast, with respect to the Capital Preservation Fund and Capital Preservation Fund II, the funds (and hence, their shareholders) pay separate fees for investment

Proxy Statement                 Important Information You Should Consider      3



advisory, administrative, custodial and transfer agency services. In addition, there are other expenses, such as the cost of annual audits, that are paid for by the funds. The total of all the fees is currently capped at a 0.53% annual fee for the Capital Preservation Fund and a 0.73% annual fee for the Capital Preservation Fund II. For the year ended March 31, 1996, the Capital
Preservation Fund paid total operating expenses of 0.51% and the Capital Preservation Fund II would have paid, without waivers, total operating expenses of 0.76%.

     IS THE NEW CAPITAL PRESERVATION FUND RISKIER THAN THE CAPITAL PRESERVATION FUND OR THE CAPITAL PRESERVATION FUND II?

     The New Capital Preservation Fund will essentially be the same fund as the Capital Preservation Fund. It will continue to seek maximum safety and liquidity for shareholders by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit of the U.S. government. While the risks associated with investing in short-term U.S Treasury securities are very low, investment in the fund is not risk free. Capital Preservation Fund II shareholders will have a slightly higher interest rate risk as shareholders of the New Capital Preservation Fund than the Capital Preservation Fund II since the Capital Preservation Fund II restricts its average portfolio maturity to seven days or less.

     HOW DO I VOTE MY SHARES?

     We've made it easy for you. You can vote by mail, phone, fax or in person at the Special Meeting. To vote by mail, sign and send us the enclosed proxy voting card in the envelope provided. You can fax your vote by signing the proxy voting card and faxing both sides of the card to 1-888-PROXY-FAX (1-888-776-9932). D.F. King & Co., Inc., our proxy solicitor, can accept your vote over the phone -- simply call 1-800-755-3107. Or, you can vote in person at the Special Meeting set for July 30, 1997.

     If  you  have  any  questions   regarding  the  proxy   statement  or  need
assistance in voting your shares, please call D.F. King & Co., Inc. at 1-800-755-3107.

     IF I SEND MY PROXY IN NOW AS REQUESTED, CAN I CHANGE MY VOTE LATER?

     Yes. A proxy can be revoked at any time by writing to us, by sending us another proxy, or by attending the meeting and voting in person. Even if you plan to attend the meeting to vote in person, we ask that you return the enclosed proxy. Doing so will help us achieve a quorum for the meeting.

     WHEN AND HOW WILL THE COMBINATION TAKE PLACE?

     Subject to receiving shareholder approval, the reorganization is anticipated to take place on August 30, 1997. After both funds have calculated their net asset value on August 29, the Capital Preservation Fund and Capital Preservation Fund II will transfer all of their assets and liabilities to the New Capital Preservation Fund in exchange for its shares. The Capital Preservation Fund and Capital Preservation Fund II will then make a liquidating distribu-

4    Important Information You Should Consider      American Century Investments



tion of those shares to their shareholders according to the value of their accounts immediately prior to the transfer of assets. THE VALUE OF YOUR ACCOUNT WILL NOT CHANGE AS A RESULT OF THIS REORGANIZATION.

     HOW WILL THE DISTRIBUTION, PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES CHANGE AS A RESULT OF THE REORGANIZATION?

     They won't. The New Capital Preservation Fund has the same distribution, purchase, redemption and exchange policies and procedures as the Capital Preservation Fund and Capital Preservation Fund II.

     WHERE CAN I GET MORE INFORMATION ABOUT BOTH FUNDS?

     Each fund is registered with the Securities and Exchange Commission. As a result, each has on file with the Commission a Prospectus and Statement of Additional Information with even more detailed information than is contained in this document. A copy of the New Capital Preservation Fund's Prospectus accompanies this Combined Prospectus/Proxy Statement. In addition, the funds issue joint semiannual and annual reports to their shareholders that contain financial and operating information regarding the funds. The performance listing and results of operations of the Capital Preservation Fund will survive the reorganization. As a result, for information regarding the manager's discussion and analysis of that fund's recent performance, you should refer to the funds' most recent Semiannual Report, dated September 30, 1996, which you have previously received. If you would like a copy of the Capital Preservation Fund or Capital Preservation Fund II's Prospectus, Statement of Additional Information, most recent Annual Report or Semiannual Report, please call D. F. King and Co., Inc. at 1-800-755-3107.

Proxy Statement                 Important Information You Should Consider      5



                           NOTICE OF SPECIAL MEETING
                                OF SHAREHOLDERS

                AMERICAN CENTURY CAPITAL PRESERVATION FUND, INC.
              AMERICAN CENTURY CAPITAL PRESERVATION FUND II, INC.

                          American Century Investments
                                4500 Main Street
                                P. O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 (800) 345-2021

                          TO BE HELD ON JULY 30, 1997

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the American Century - Benham Capital Preservation Fund, a portfolio of American Century Capital Preservation Fund, Inc. and American Century - Benham Capital Preservation Fund II, a portfolio of American Century Capital Preservation Fund II, Inc., will be held at the companies' offices at 4500 Main Street, Kansas City, Missouri on Wednesday, July 30, 1997, at 10:00 a.m. (Central time) for the following purposes:


1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization and the transactions contemplated thereby, including:

     (a) the transfer of substantially all of the assets and liabilities of the Capital Preservation Fund and Capital Preservation Fund II to a corresponding portfolio of the American Century Government Income Trust (the "New Capital Preservation Fund") in exchange for shares of that Fund;

     (b) the distribution of such New Capital Preservation Fund shares to the shareholders of the Capital Preservation Fund and Capital Preservation Fund II according to their respective interests; and

     (c) the termination under state law and the Investment Company Act of 1940, as amended, of the American Century Capital Preservation Fund, Inc. and American Century Capital Preservation Fund II, Inc.; and


2. To transact such other business as may properly come before the Special Meeting of Shareholders or any adjournment(s) thereof.

     The proposed reorganization and related matters are described in the attached Combined Prospectus/Proxy Statement.

6    Notice of Special Meeting of Shareholders      American Century Investments



     Shareholders of record as of the close of business on May 16, 1997, are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

     WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE POSTAGE-PAID ENVELOPE PROVIDED SO YOU WILL BE REPRESENTED AT THE MEETING.

     The Board of Directors recommend that you cast your note FOR the reorganization.


                                              BY ORDER OF THE BOARD OF DIRECTORS

                                              William M. Lyons
                                              Executive Vice President


                                              June 2, 1997


Proxy Statement                 Notice of Special Meeting of Shareholders      7



                              COMBINED PROSPECTUS/
                                PROXY STATEMENT

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
                AMERICAN CENTURY CAPITAL PRESERVATION FUND, INC.
              AMERICAN CENTURY CAPITAL PRESERVATION FUND II, INC.


                                  June 2, 1997

     This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of votes by the Board of Directors of the Capital Preservation Fund and Capital Preservation Fund II in connection with a Special Meeting of Shareholders to be held on Wednesday, July 30, 1997, 10 a.m. Central time at the companies' offices at 4500 Main Street, Kansas City, Missouri.

     At the Special Meeting, shareholders of the Capital Preservation Fund and Capital Preservation Fund II are being asked to approve the combination of their funds into a new American Century fund (the "New Capital Preservation Fund").

     Each fund involved in the reorganization is a similarly managed diversified, open-end money market mutual fund that seeks maximum safety and liquidity. The purpose of the reorganization is to achieve management and operational efficiencies by combining these similar funds. Each fund has shares registered with the Securities and Exchange Commission.

     This Combined Prospectus/Proxy Statement constitutes the Proxy Statement of your fund for the Special Meeting of Shareholders and a prospectus for the shares of the New Capital Preservation Fund that are to be issued in connection with the reorganization. It is intended to give you the information you need to consider and vote on the proposed reorganization. You should retain this document for future reference.

     A Statement of Additional Information, dated June 2, 1997, about your fund and the New Capital Preservation Fund has been filed with the Commission and is incorporated into this document by reference. A copy of the Statement of Additional Information may be obtained without charge upon request by calling or writing to us at the address or telephone number set forth below.

     The principal executive offices of your fund and the New Capital Preservation Fund are located at American Century Investments, 4500 Main Street, P. O. Box 419200, Kansas City, Missouri 64141-6200. The funds' telephone number is 1-800-345-2021.

     A copy of the New Capital Preservation Fund prospectus accompanies this document and is incorporated into it by reference.

8    Combined Prospectus/Proxy Statement            American Century Investments



     The information contained in this Combined Prospectus/Proxy Statement is required by rules of the Securities and Exchange Commission; some of it is highly technical. If you have any questions about these materials or how to vote your shares, please call our proxy solicitor, D. F. King and Co., Inc., at 1-800-755-3107.

     LIKE ALL MUTUAL FUND SHARES, THE SECURITIES OF AMERICAN CENTURY'S NEW CAPITAL PRESERVATION FUND HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ADEQUACY OR ACCURACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     No person has been authorized to give any information or to make any representations other than those contained in this Combined Prospectus/Proxy Statement and in the materials expressly incorporated herein by reference. If given or made, such other information or representations must not be relied upon as having been authorized by your fund, American Century's New Capital Preservation Fund or anyone affiliated with American Century Investments.

     PLEASE NOTE THAT THE SPECIAL MEETING OF SHAREHOLDERS WILL BE A BUSINESS MEETING ONLY. IT IS NOT A SHAREHOLDER SEMINAR.



             COMPARISON OF CERTAIN INFORMATION REGARDING THE FUNDS

     The following chart is provided to show a comparison of certain key attributes of your fund with the New Capital Preservation Fund. The Total Expenses Ratios for the Capital Preservation Fund and Capital Preservation Fund II are stated as of their most recent fiscal year ended March 31, 1996, while the Total Expense Ratio shown for the New Capital Preservation Fund is the fee that will be in place at the time of the reorganization.

                         CAPITAL PRESERVATION          CAPITAL PRESERVATION           NEW CAPITAL
                         FUND                          FUND II                        PRESERVATION FUND
-------------------------------------------------------------------------------------------------------------
Type of Fund             Money Market                  Money Market                   Money Market

Investment               Seeks maximum                 Seeks maximum                  Seeks maximum safety
Objective                safety and liquidity.         safety and liquidity.          and liquidity.
                         Secondarily, the fund         Secondarily, the fund          Secondarily, the fund
                         seeks to pay its              seeks to pay its               seeks to pay its
                         shareholders the              shareholders the               shareholders the
                         highest rate of return        highest rate of return         highest rate of return
                         on their investment           on their investment            on their investment
                         consistent with safety        consistent with safety         consistent with safety
                         and liquidity.                and liquidity.                 and liquidity.

Proxy Statement     Comparison of Certain Information Regarding the Funds      9



                         CAPITAL PRESERVATION          CAPITAL PRESERVATION           NEW CAPITAL
                         FUND                          FUND II                        PRESERVATION FUND
-------------------------------------------------------------------------------------------------------------
Invests                  Short-term U.S. Treasury      Repurchase agreements          Short-term U.S.
Exclusively In           securities guaranteed by      collateralized by              Treasury securities
                         the direct full faith and     securities that are backed     guaranteed by the
                         credit pledge of the          by the full faith and          direct full faith and
                         U.S. government.              credit of the U.S.             credit pledge of the
                                                       government.                    U.S. government.

Limitation on            Not to exceed 90 days.        Not to exceed 7 days.          Not to exceed 90 days.
Dollar-Weighted
Average Portfolio
Maturity

Total Expense            0.51%                         0.73% (after waivers)          0.48%
Ratio (at 03/31/96)                                    0.76% (without waivers)

Distribution Policy      Declared and credited         Declared and credited          Declared and credited
                         daily. Distributed            daily. Distributed             daily. Distributed
                         monthly.                      monthly.                       monthly.

Purchases and            Same as New Capital           Same as New Capital            See pages 8-10 of
Exchanges                Preservation Fund             Preservation Fund              accompanying
                                                                                      Prospectus

Redemption Policies      Same as New Capital           Same as New Capital            See pages 10-11 of
                         Preservation Fund             Preservation Fund              accompanying
                                                                                      Prospectus

Investment Advisor       Benham Management             BMC                            American Century
                         Corporation(1) ("BMC")                                       Investment Manage-
                                                                                      ment, Inc.(1) ("ACIM")

Transfer Agent           American Century              American Century               American Century
                         Services Corporation          Services Corporation           Services Corporation

Distributor              American Century              American Century               American Century
                         Investment                    Investment                     Investment
                         Services, Inc.                Services, Inc.                 Services, Inc.

Custodians               Chase Manhattan Bank          Chase Manhattan Bank           Chase Manhattan Bank

Independent              KPMG Peat                     KPMG Peat                      Coopers & Lybrand
Auditors                 Marwick LLP                   Marwick LLP

-----------------------
     (1) BMC and ACIM are both wholly  owned  subsidiaries  of American  Century
Companies,  Inc.  Through  this and many  other  proposals  being  submitted  to shareholders,  American  Century is seeking to consolidate all of its investment advisory activities in ACIM.

10   Comparison of Certain Information Regarding the Funds           American Century Investments


                                  RISK FACTORS

     Because the funds have the same investment objective and share substantially similar investment policies, approaches and procedures, your Board of Directors does not believe that the reorganization exposes shareholders of the New Capital Preservation Fund to any new or different risks than they are exposed to as shareholders of the Capital Preservation Fund or Capital Preservation Fund II. As previously discussed, the New Capital Preservation Fund will have a slightly higher interest rate risk than Capital Preservation Fund II since Capital Preservation Fund II restricts its average portfolio maturity to seven days or less. In contrast, the New Capital Preservation Fund restricts its average portfolio maturity to 90 days or less. For a discussion of the various investment policies, approaches and procedures of the New Capital Preservation Fund, and the risks associated therewith, please see the accompanying prospectus beginning at page 6.


                                TRANSACTION AND
                         OPERATING EXPENSE INFORMATION

     The table below compares shareholder transaction expenses and annual fund operating expenses of the Capital Preservation Fund, Capital Preservation Fund
II and pro forma expenses of the New Capital Preservation Fund.

                                                                                             Pro Forma:
                                                          Capital          Capital           New Capital
                                                          Preservation     Preservation      Preservation
                                                          Fund             Fund II           Fund

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases............       none             none              none
Maximum Sales Load Imposed
  on Reinvested Dividends..........................       none             none              none
Deferred Sales Load................................       none             none              none
Redemption Fee(1)..................................       none             none              none
Exchange Fee.......................................       none             none              none

(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

Proxy Statement             Transaction and Operating Expense Information     11



                                                                                             Pro Forma:
                                                          Capital          Capital           New Capital
                                                          Preservation     Preservation      Preservation
                                                          Fund             Fund II           Fund

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees....................................       0.27%            0.43%(2)          0.48%
12b-1 Fees.........................................       none             none              none
Other Expenses.....................................       0.24%            0.30%(2)          0.00%(3
Total Fund Operating Expenses......................       0.51%(2)         0.73%(2)          0.48%

EXAMPLE:
You would pay the following expenses         1 year        $ 5                $ 7             $ 5
on a $1,000 investment, assuming a 5%       3 years         16                 23              15
annual return and redemption at the         5 years         29                 41              27
end of each time period.                   10 years         64                 91              60

(2)  The  fund's  investment  advisor  has  agreed  to limit  the  fund's  total operating expenses to specified percentages of the fund's average daily net assets.  The  agreement  provides  that the  advisor  may  recover  amounts absorbed  on behalf of the fund during the  preceding  11 months if, and to the  extent  that,  for any given  month fund  expenses  were less than the expense  limit in effect at that time.  The current  expense  limit for the
     Capital  Preservation  Fund and Capital  Preservation  Fund II is 0.53% and
     0.73%  respectively.  This  expense  limit is subject to annual  renewal in
     June.  Amounts which are paid by unaffiliated third parties do not apply to these  limitations.  If the expense limit was not in effect, the Management
     Fee,  Other  Expenses  and  Total   Operating   Expenses  for  the  Capital
     Preservation Fund II would have been 0.46%, 0.30% and 0.76%, respectively.

(3) The manager expects Other Expenses to be less than 0.005% of 1% of average net assets for the combined funds' next fiscal year end.

     The purpose of the table is to help you compare the various costs and expenses that shareholders bear, directly or indirectly, as a result of owning shares of the funds. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                          ADDITIONAL INFORMATION ABOUT
                            THE PROPOSED TRANSACTION


SUMMARY OF PLAN OF REORGANIZATION

     Subject to receipt of shareholder approval, the reorganization will be carried out pursuant to the terms of the Agreement and Plan of


12 Additional Information About the Proposed Transaction

                                                    American Century Investments



Reorganization, a copy of which is included in the Statement of Additional Information. The following is a brief summary of some of the important terms of that Agreement.

     EFFECTIVE TIME OF THE REORGANIZATION. The Agreement requires that the exchange of assets for stock take place after the close of business on one business day but before (or as of) the opening of business on the next business day (the "Effective Time"). It is currently anticipated that the reorganization will take place after the close of business on August 29, 1997, but before (or as of) the opening of business on September 2, 1997. However, the Agreement gives the officers of the funds the flexibility to choose another date.

     EXCHANGE OF ASSETS. After the close of business on August 29th (or such other business day as selected by the manager), each fund will determine the value of their assets and liabilities in the same manner as described on page 14 of the accompanying Prospectus. The assets and liabilities of the Capital Preservation Fund and Capital Preservation Fund II will then be transferred to the New Capital Preservation Fund in exchange for that number of full and fractional shares (rounded to the third decimal place) of shares that have the same aggregate net asset value as the value of the net assets received in the exchange. The Capital Preservation Fund and Capital Preservation Fund II will retain enough cash to pay any unpaid dividends and distributions payable by the funds.

     LIQUIDATING DISTRIBUTIONS AND TERMINATION OF THE CAPITAL PRESERVATION FUND AND CAPITAL PRESERVATION FUND II. Immediately after the exchange of their assets for New Capital Preservation Fund shares, the Capital Preservation Fund and Capital Preservation Fund II will distribute pro rata all of the shares they receive in the exchange to their shareholders of record at the Effective Time. All of the outstanding shares of the Capital Preservation Fund and Capital Preservation Fund II will be redeemed and canceled and their stock books closed. As a result, such shareholders will become shareholders of the New Capital Preservation Fund. The investment advisor for Capital Preservation Fund and Capital Preservation Fund II will then take steps to withdraw each investment company's registration under applicable federal securities laws and dissolve them under applicable state law.

     SHAREHOLDER   APPROVAL.   Consummation  of  the   reorganization   requires
approval of the Capital Preservation Fund and Capital Preservation Fund II shareholders.

     REPRESENTATIONS AND WARRANTIES. The Agreement and Plan of Reorganization contains representations and warranties made by each fund to the others concerning the fund's formation and existence under applicable state law, its power to consummate the reorganization, its qualification as a "regulated investment company" under applicable tax law, the registration of its shares under federal law and other matters that are customary in a reorganization of this type. The representations and warranties terminate at the Effective Time.

Proxy Statement     Additional Information About the Proposed Transaction     13



     CONDITIONS TO CLOSING. The Agreement contains conditions to closing the proposed reorganization for the benefit of each fund. The conditions to closing require approval of the reorganization by Capital Preservation Fund and Capital Preservation Fund II shareholders, that all representations of the other funds be true in all material respects, receipt of the legal opinion described on page 15 under the caption "Federal Income Tax Consequences," and other matters that are customary in a reorganization of this type.

     TERMINATION OF AGREEMENT. The Agreement may be terminated by a fund as a result of a failure by the other funds to meet one of its conditions to closing, or by mutual consent.

     GOVERNING LAW. The Agreement states that it is to be interpreted under Massachusetts law, the state of organization of the New Capital Preservation Fund.

DESCRIPTION OF NEW CAPITAL PRESERVATION FUND SECURITIES

     The New Capital Preservation Fund is one of several series of shares offered by American Century Government Income Trust. Each series is commonly referred to as a mutual fund. The assets belonging to each series of shares are held separately by the custodian.

     American Century is currently authorized to issue one class of New Capital Preservation Fund shares, although more classes might be offered in the future.

     Your Board of Directors believes there are no material differences between the rights of a Capital Preservation Fund or Capital Preservation Fund II shareholder and the rights of a shareholder of the New Capital Preservation
Fund. Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the fund affected. Matters affecting only one fund are voted upon only by that fund.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act of 1940, it is not necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders.

REASONS SUPPORTING THE REORGANIZATION

     The reasons supporting the combination of these funds are summarized in the second question of the Q&A at the front of this document. With


14   Additional Information About the Proposed Transaction

                                                    American Century Investments



regard to Capital Preservation Fund II, the economic and interest rate environment that led to the creation of that fund has, for the most part, ceased to exist. Capital Preservation Fund II was created in 1980 to respond quickly to interest rate increases. By investing in repurchase agreements that normally mature in seven days or less, the fund maintains a relatively short weighted average maturity. Since there are no indications that the U.S. economy will soon return to a volatile, rising interest rate environment, the manager believes that shareholders will benefit from a fund with a lower fee that is managed in the style of the Capital Preservation Fund.

     With regard to shareholders of the Capital Preservation Fund, the reorganization will not result in any change to their investment. The New Capital Preservation Fund is a series of American Century Government Income Trust, which is a Massachusetts business trust that issues seven other bond funds that invest in U.S. government securities. The reformation of this fund and Capital Preservation Fund II as a single series of American Century Government Income Trust, will allow the manager to eliminate the corporate upkeep and various federal securities law filings for two separately registered investment companies. This and other anticipated operational efficiencies have enabled the manager to propose a single, "all-inclusive" management fee that is lower than the total expense ratios for the combining funds for their most recently completed fiscal year and all prior years.

FEDERAL INCOME TAX CONSEQUENCES

     Consummation of the reorganization is subject to the condition that we receive a legal opinion from Dechert, Price & Rhoads to the effect that for federal income tax purposes (i) no gain or loss will be recognized by you, the Capital Preservation Fund, Capital Preservation Fund II or New Capital Preservation Fund, (ii) your basis in the New Capital Preservation Fund shares that you receive will be the same as your basis in the Capital Preservation Fund and Capital Preservation Fund II shares held by you immediately prior to the reorganization, and (iii) your holding period for the New Capital Preservation Fund shares will include your holding period for your Capital Preservation Fund and Capital Preservation Fund II shares.

     We have not sought a tax ruling from the Internal Revenue Service, but are relying upon the opinion of counsel referred to above. That opinion is not binding on the IRS and does not preclude them from taking a contrary position. You should consult your own advisors concerning the potential tax consequences.

CAPITALIZATION

     As of March 31, 1997, (i) the capitalization of the Capital Preservation Fund and the Capital Preservation Fund II are $2,977,972,397 and $226,472,861, respectively, and the pro forma capitalization of the New Capital Preservation Fund, as adjusted to give effect to the reorganization, is

Proxy Statement     Additional Information About the Proposed Transaction     15



$3,204,445,257. If the reorganization is consummated, the capitalization of the New Capital Preservation Fund is likely to be different at the Effective Time of the reorganization as a result of market fluctuations of the fund's portfolio securities and purchase and redemption activity in the funds.



                          INFORMATION ABOUT THE FUNDS

     A complete description of all material information regarding the New Capital Preservation Fund and American Century Government Income Trust is
contained in the Prospectus accompanying this Combined Prospectus/Proxy Statement. Complete information about the Capital Preservation Fund and Capital Preservation Fund II is contained in their Prospectus, which you have previously received. If you would like another copy of that Prospectus, please call 1-800-755-3107. The content of each Prospectus is incorporated into this document by reference. The chart below lists types of information about the funds and pages in the Prospectus where that information can be found.

         INFORMATION ABOUT THE                                     CAN BE FOUND IN THE
           FOLLOWING ITEMS:                                         FOLLOWING PLACES:
---------------------------------------------------------------------------------------------------------------
                                                                                IN THE CAPITAL PRESERVATION
                                                           IN THE NEW                FUND AND CAPITAL
                                                      CAPITAL PRESERVATION             PRESERVATION
                                                         FUND PROSPECTUS            FUND II PROSPECTUS
---------------------------------------------------------------------------------------------------------------
Condensed financial information about the funds.

     See Financial Highlights........................         Page 5                    Pages 5-6

Organization and proposed operation of
the funds, including a description of the investment objectives and policies, and how the funds seek to achieve such objectives.

     See Further Information
     About American Century..........................         Page 17                   Page 31

     See Investment Policies of the Funds............         Page 6                    Pages 13-15

     See Risk Factors and Investment
     Techniques......................................         Page 6                    Page 15-18

     See Other Investment Practices, Their
     Characteristics and Risks.......................         Pages 6-7                 Page 18


16   Information About the Funds                    American Century Investments



         INFORMATION ABOUT THE                                     CAN BE FOUND IN THE
           FOLLOWING ITEMS:                                         FOLLOWING PLACES:
---------------------------------------------------------------------------------------------------------------
                                                                                IN THE CAPITAL PRESERVATION
                                                           IN THE NEW                FUND AND CAPITAL
                                                      CAPITAL PRESERVATION             PRESERVATION
                                                         FUND PROSPECTUS            FUND II PROSPECTUS
---------------------------------------------------------------------------------------------------------------

A description of the individuals who will be managing the funds, the services the investment manager will provide, and its fees.

     See Management -
     Investment Management...........................         Pages 15-16               Pages 28-30

The funds' policies with respect to
dividends and distributions and tax
consequences of investments in the funds.

     See Distributions...............................         Pages 14-15               Page 27

     See Taxes.......................................         Page 15                   Pages 27-28

An explanation of "net asset value" of your shares.

     See When Share Price is Determined..............         Page 14                   Page 26

     See How Share Price is Determined...............         Page 14                   Pages 26-27

Information about the transaction and
operating expenses of the funds.

     See Transaction and Operating
     Expense Table...................................         Page 4                    Page 4

Information about distribution of the
funds' shares, such as the name of the
funds' transfer agent and dividend
paying agent, distributor of fund shares, and charges that may be imposed by broker-dealers.

     See Distribution of Fund Shares.................         Page 17                   Page 30

     See Transfer and
     Administrative Services.........................         Pages 16-17               Page 30

The funds' minimum initial and
subsequent investments.

     See How to Open An Account......................         Page 8                    Page 20-21

Discussion regarding each fund's
voting rights and restrictions
of shareholders.

     See Further Information
     About American Century..........................         Page 17                   Page 31


Proxy Statement                               Information About the Funds     17



         INFORMATION ABOUT THE                                     CAN BE FOUND IN THE
           FOLLOWING ITEMS:                                         FOLLOWING PLACES:
---------------------------------------------------------------------------------------------------------------
                                                                                IN THE CAPITAL PRESERVATION
                                                           IN THE NEW                FUND AND CAPITAL
                                                      CAPITAL PRESERVATION             PRESERVATION
                                                         FUND PROSPECTUS            FUND II PROSPECTUS
---------------------------------------------------------------------------------------------------------------

Procedures for redeeming shares, refusals to honor redemption requests and involuntary redemption of shares.

     See How to Redeem Shares........................         Page 10                   Page 22

     See Redemption of Shares in
     Low-Balance Accounts............................         Pages 10-11               Page 22

     The performance history of the Capital Preservation Fund will survive the reorganization. As a result, for information regarding the manager's discussion and analysis of that fund's recent performance, you should refer to the most recent Semiannual Report, dated September 30, 1996, which you have previously received.

FUNDAMENTAL INVESTMENT RESTRICTIONS

     Neither the Capital Preservation Fund, Capital Preservation Fund II nor the New Capital Preservation Fund may change its investment objective or any of its investment policies or restrictions designated as "fundamental" in its prospectus or statement of additional information without shareholder approval.

     The New Capital Preservation Fund has adopted investment restrictions that are consistent with the other funds within the American Century family of funds. If you would like to review those policies as proposed, they are set forth in Appendix I. If you would like to review the Capital Preservation Fund and Capital Preservation Fund II's current investment limitations, they are set forth in Appendix II.

     If the reorganization proposed by this proxy is not approved, it is anticipated that the manager will propose that the Board of Directors approve the submission to a vote of shareholders of substantially similar policies as set forth in Appendix I in order to make its investment restrictions consistent with the other funds within the American Century family of funds.

     A complete discussion of all material information about the your fund is contained in its current prospectus, which is incorporated into this document by reference.


18   Information About the Funds                    American Century Investments



                              INFORMATION RELATING
                               TO VOTING MATTERS

GENERAL INFORMATION

     This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Directors of your fund. To more efficiently handle the proxy solicitation, American Century Investment Management, Inc. has hired D. F. King and Co., Inc. to act as proxy solicitor. Proxies may also be solicited by officers and employees of the investment advisors of the funds, their affiliates and employees. It is anticipated that the solicitation of proxies will be primarily by mail, telephone, facsimile or personal interview. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity and to confirm that the shareholder has received the Combined Prospectus/ Proxy Statement and proxy voting card. If you have any questions regarding voting your shares or the proxy, you should call D. F. King and Co., Inc. at 1-800-755-3107.

     You should be aware that in the event that shareholders of one but not both of the Capital Preservation Fund and Capital Preservation Fund II approve the reorganization, then American Century may elect either to reorganize the fund whose shareholders approved the transaction, or continue operating both funds as they are currently being operated.

VOTING AND REVOCATION OF PROXIES

     The fastest and most convenient way to vote your shares is to complete, sign and mail the enclosed proxy voting card to us in the enclosed envelope. This will help us obtain a quorum for the meeting and avoid the cost of additional proxy solicitation efforts.

     You may also fax your vote by  signing  the proxy  voting  card and  faxing both sides of the card to 1-888-PROXY-FAX (1-888-776-9932). D. F. King & Co. , Inc. can also accept your vote over the phone by simply calling 1-800-755-3107. If you return your proxy to us, we will vote it exactly as you tell us. If you simply sign the card and return it, we will follow the recommendation of your Board of Directors and vote "FOR" the reorganization.

     Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a written notice of revocation, or a subsequently executed proxy, or by attending the meeting and voting in person.

RECORD DATE

     Only shareholders of record at the close of business on May 16, 1997, will be entitled to vote at the meeting.


Proxy Statement                    Information Relating to Voting Matters     19



QUORUM

     A quorum is the number of shareholders legally required to be at a meeting in order to conduct business. The quorum for the Special Meeting of Shareholders is 50% of the outstanding shares of each fund entitled to vote at the meeting. Shares may be represented in person or by proxy. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the meeting for the purposes of determining the existence of a quorum for the transaction of business. If a quorum is not present at the meeting, or if a quorum is present at the meeting but sufficient votes are not received to approve the Agreement and Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies for which they are required to vote FOR the Agreement and Plan of Reor-ganization in favor of such adjournments, and will vote those proxies for which they are required to vote AGAINST such proposals at any adjournment.

SHAREHOLDER VOTE REQUIRED

     The Agreement and Plan of Reorganization must be approved by the holders of a majority of the outstanding shares of the Capital Preservation Fund and Capital Preservation II in accordance with the provisions of their respective Articles of Incorporation and the requirements of the Investment Company Act. The term "majority of the outstanding shares" means more than 50% of its outstanding shares.

     In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. Abstentions and broker non-votes will, however, be considered to be a vote against the Agreement and Plan of Reorganization.

COST OF PROXY SOLICITATION

     The cost of the proxy solicitation and shareholder meeting will be borne by American Century Investment Management, Inc. and not by the shareholders of either fund.

CERTAIN SHAREHOLDERS

     At May 5, 1997, there were no shareholders of record of either the Capital Preservation Fund or the Capital Preservation Fund II that owned 5% or more of the outstanding shares of either such fund.


20   Information Relating to Voting Matters         American Century Investments



     At May 5, 1997, the Directors and officers of the issuer of the Capital Preservation Fund and Capital Preservation Fund II, as a group, owned less than 1% of the outstanding shares of each fund.

APPRAISAL RIGHTS

     Shareholders of the Capital Preservation Fund and Capital Preservation Fund II are not entitled to any rights of share appraisal under the fund's Articles of Incorporation, or under the laws of the State of California.

     Shareholders have, however, the right to redeem their fund shares until the reorganization, and thereafter shareholders may redeem from American Century Government Income Trust their New Capital Preservation Fund shares acquired in the reorganization at net asset value.

ANNUAL MEETINGS

     American Century Government Income Trust, the issuer of the New Capital Preservation Fund, does not intend to hold annual meetings of shareholders unless and until such time as less than a majority of the Trustees holding office have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election directors. Pursuant to the fund's bylaws, the shareholders of New Capital Preservation Fund have the right to call a special meeting of shareholders and such meeting will be called when requested in writing by the holders of record of 10% or more of the fund's votes entitled to be cast at the meeting. To the extent required by law, the manager will assist in shareholder communications on such matters.

     The Capital Preservation Fund and Capital Preservation Fund II do not intend to hold an annual meeting of shareholders this year for the election of directors or the ratification of the appointment of auditors.



                             ADDITIONAL INFORMATION

     Information about the Capital Preservation Fund and Capital Preservation Fund II is incorporated into this document by reference from its Prospectus and Statement of Additional Information, each dated September 3, 1996, revised
January 1, 1997. Information about the New Capital Preservation Fund is incorporated herein by reference from its Prospectus and Statement of Additional Information, each dated June 2, 1997, copies of each of which may be obtained without charge by writing or calling D. F. King and Co., Inc. at 1-800-755-3107.

     Reports and other information filed by American Century Government Income Trust, American Century Capital Preservation Fund, Inc. and American Century Capital Preservation Fund II, Inc. may be inspected and copied at the Public Reference Facilities maintained by the Commission at

Proxy Statement                                    Additional Information     21



450 Fifth Street, N.W., Washington, DC 20549, and copies of such materials may be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549, at prescribed rates or by accessing the Web site maintained by the SEC (www.sec.gov).

LITIGATION

     Neither  American  Century   Government  Income  Trust,   American  Century
Capital Preservation Fund, Inc. nor American Century Capital Preservation Fund II, Inc. is involved in any litigation or proceeding.

FINANCIAL STATEMENTS

     The financial highlights and financial statements for the Capital Preservation Fund for the year ended March 31, 1996, and six month period ended September 30, 1996, are contained in its Annual Report and Semiannual Report to Shareholders, and in its prospectus and statement of additional information, each dated January 1, 1997, each of which is incorporated by reference into this Combined Prospectus/Proxy Statement. The financial highlights and the financial statements for the Capital Preservation Fund II for the fiscal year ended March 31, 1996, and six month period ended September 30, 1996, are contained in its Annual Report and Semiannual Report to Shareholders, and in its prospectus and statement of additional information, each dated January 1, 1997, each of which are incorporated by reference in this Combined Prospectus/Proxy Statement.

     The audited financial statements of the Capital Preservation Fund and Capital Preservation Fund II for the fiscal year ended March 31, 1996, contained in its Annual Reports and incorporated herein in reliance on the reports of KPMG Peat Marwick LLP, independent auditors, given upon the authority of such firm as experts in accounting and auditing.

OTHER BUSINESS

     The Board of Directors is not aware of any other business to be brought before the meeting. However, if any other matters come before the meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

     Shareholder inquiries may be directed to D. F. King & Co., Inc. at 1-800-755-3107 or addressed to us at the address or telephone number set forth on the cover page of this Combined Prospectus/Proxy Statement.

     SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN EACH ENCLOSED PROXY VOTING CARD AND RETURN IT IN THE ENCLOSED ENVELOPE. PLEASE RETURN YOUR PROXY VOTING CARD EVEN IF YOU ARE PLANNING TO ATTEND THE MEETING. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.


22   Additional Information                         American Century Investments



                                   APPENDIX I
                            STANDARDIZED FUNDAMENTAL
                            INVESTMENT RESTRICTIONS

     The New Capital Preservation Fund has adopted the fundamental investment restrictions set forth in the following table. These limitations are consistent with the other funds within the American Century family of funds. These fundamental investment restrictions cannot be changed without the approval of the fund's shareholders.

CATEGORY                   STANDARD LIMITATION
-----------------------------------------------------------------------------
SENIOR SECURITIES          The fund shall not issue  senior  securities,  except
                           as  permitted  under the  Investment  Company  Act of
                           1940.
-----------------------------------------------------------------------------
BORROWING                  The fund shall not borrow money, except that the fund
                           may borrow money for temporary or emergency  purposes
                           (not for  leveraging or  investment) in an amount not
                           exceeding   331/3%  of  the   fund's   total   assets
                           (including  the  amount  borrowed)  less  liabilities
                           (other than borrowings).
-----------------------------------------------------------------------------
LENDING                    The fund  shall  not lend  any  security  or make any
                           other loan if, as a result,  more than  331/3% of the
                           fund's total  assets would be lent to other  parties,
                           except,  (i) through the purchase of debt  securities
                           in   accordance   with  its   investment   objective,
                           policies  and  limitations,  or (ii) by  engaging  in
                           repurchase   agreements  with  respect  to  portfolio
                           securities.
-----------------------------------------------------------------------------
REAL ESTATE                The fund  shall  not  purchase  or sell  real  estate
                           unless   acquired  as  a  result  of   ownership   of
                           securities  or other  instruments.  This policy shall
                           not prevent the fund from  investment  in  securities
                           or  other  instruments   backed  by  real  estate  or
                           securities  of companies  that deal in real estate or
                           are engaged in the real estate business.
-----------------------------------------------------------------------------
CONCENTRATION              The fund shall not  concentrate  its  investments  in
                           securities  of  issuers  in  a  particular   industry
                           (other than  securities  issued or  guaranteed by the
                           U.  S.   government   or  any  of  its   agencies  or
                           instrumentalities).
-----------------------------------------------------------------------------


Proxy Statement                                                Appendix I     23



CATEGORY                   STANDARD LIMITATION
-----------------------------------------------------------------------------
UNDERWRITING               The  fund  shall  not  act  as  an   underwriter   of
                           securities  issued by  others,  except to the  extent
                           that the fund may be considered an underwriter within
                           the  meaning  of the  Securities  Act of  1933 in the
                           disposition of restricted securities.
-----------------------------------------------------------------------------
COMMODITIES                The  fund  shall  not   purchase  or  sell   physical
                           commodities   unless   acquired   as  a   result   of
                           ownership  of   securities   or  other   instruments;
                           provided  that this  limitation  shall  not  prohibit
                           the fund  from  purchasing  or  selling  options  and
                           futures  contracts or from  investing  in  securities
                           or other instruments backed by physical commodities.
-----------------------------------------------------------------------------
INVESTING FOR CONTROL      The fund shall not invest for purposes of  exercising
                           control over management.
-----------------------------------------------------------------------------



                                  APPENDIX II
                              CURRENT FUNDAMENTAL
                            INVESTMENT RESTRICTIONS

     The  existing   fundamental   investment   restrictions   for  the  Capital
Preservation Fund and Capital Preservation Fund and Capital Preservation Fund II is set forth in the table below.

CATEGORY                   CURRENT LIMITATIONS
-----------------------------------------------------------------------------
SENIOR SECURITIES          The funds may not issue  or sell  any class of senior
                           security,  except  to  the  extent  that  notes
                           evidencing temporary borrowing might be deemed such.
-----------------------------------------------------------------------------
BORROWING                  The   Capital   Preservation   Fund  may  not  borrow
                           amounts  in  excess  of 33 1/3 of the  cost  or 5% of
                           the market  value of its total  assets,  whichever is
                           less,  and then only  from a bank and as a  temporary
                           measure for extraordinary or emergency  purposes.  To
                           secure  any such  borrowing,  the fund may  pledge or
                           hypothecate  not in  excess of 331/3% of the value of
                           its total assets.
-----------------------------------------------------------------------------


24   Appendix II                                    American Century Investments



CATEGORY                   CURRENT LIMITATIONS
-----------------------------------------------------------------------------
                           The  Capital  Preservation  Fund  II may  not  borrow
                           amounts  in excess of 331/3% of the  market  value of
                           its total assets,  and then only from a bank and as a
                           temporary measure to satisfy  redemption  requests or
                           for extraordinary or emergency purposes, and provided
                           that immediately after any such borrowing there is an
                           asset  coverage  of at least 300 per  centum  for all
                           such  borrowings.  To secure any such borrowing,  the
                           fund may  pledge  or  hypothecate  not in  excess  of
                           331/3%  of the value of its  total  assets.  The fund
                           will  not  purchase  any  security  while  borrowings
                           representing  more  than 5% of its total  assets  are
                           outstanding.
-----------------------------------------------------------------------------
LENDING                    The funds may not lend money  other than  through the
                           purchase of debt  securities in  accordance  with its
                           investment policies  (management  considers that this
                           restriction precludes purchase of other than publicly
                           held debt securities).
-----------------------------------------------------------------------------
UNDERWRITING               The funds may not act as an underwriter of securities
                           issued by others.
-----------------------------------------------------------------------------
REAL ESTATE/               The funds may not purchase or sell real estate,
COMMODITIES                commodities,  or commodity contracts,  or buy or sell
                           foreign exchange.
-----------------------------------------------------------------------------
EQUITY SECURITIES          The  funds  may    not  purchase  any   equity
                           securities in any  companies,  including  warrants or
                           bonds  with  warrants  attached,   or  any  preferred
                           stocks, convertible bonds, or convertible debentures.
-----------------------------------------------------------------------------
INVESTMENT COMPANIES       The  funds  may  not  acquire  or  retain  the
                           securities of any other investment company.
-----------------------------------------------------------------------------
DEBT SECURITIES            The  funds   may   not   purchase   any   debt
                           securities  that  are not  rated  AA or  AAA,  or the
                           equivalent   thereof,   by   either   of  the   major
                           statistical  rating services (Moody's or Standard and
                           Poor's)  or  that,  in the  Fund's  opinion,  are the
                           equivalent thereof.
-----------------------------------------------------------------------------
FURTHER LIABILITY          The funds  may not  purchase  securities  for which a
                           Fund   might  be  liable  for   further   payment  or
                           liability.
-----------------------------------------------------------------------------
SHORT SELLING              The  funds  may  not  engage  in  any  short-selling
                           operations.
-----------------------------------------------------------------------------

Proxy Statement                                               Appendix II     25



CATEGORY                   CURRENT LIMITATIONS
-----------------------------------------------------------------------------
CONCENTRATION              The funds may not  invest  more than 25% of its total
                           assets in any one  industry  (this  restriction  does
                           not apply to  securities  of the U. S.  government or
                           its    instrumentalities    or    agencies    or   to
                           certificates  of deposit or bankers'  acceptances  of
                           U.  S.  commercial   banks  having  assets  over  $10
                           billion).
-----------------------------------------------------------------------------
DIVERSIFICATION            The  funds may not  purchase  the  securities  of any
                           issuer  (other than  securities  issued or guaranteed
                           by   the   U.S.    Government,    its   agencies   or
                           instrumentalities)  if,  as a result of (a) more than
                           5% of its  total  assets  would  be  invested  in the
                           securities  of that issuer,  or (b) a fund would hold
                           more than 10% of the  outstanding  voting  securities
                           of that issuer.
-----------------------------------------------------------------------------
MARGIN TRANSACTIONS        The funds may not  engage in margin  transactions  or
                           in transactions  involving puts, calls,  straddles or
                           spreads.
-----------------------------------------------------------------------------
RESTRICTED SECURITIES      The funds  may not  invest  in  portfolio  securities
                           that the  Fund may not be free to sell to the  public
                           without  registering  under  the  Securities  Act  of
                           1933   or   taking   similar   action   under   other
                           securities laws.
-----------------------------------------------------------------------------
INVESTING FOR CONTROL      The funds may not  purchase  securities  of companies
                           in  which  directors  or  management  personnel  of a
                           fund or its advisor have a substantial  interest.  (A
                           fund may not  purchase  or retain  securities  of any
                           company in which an officer or  Director  of the fund
                           or its  advisor is an  officer,  Director or security
                           holder   if   such   officers   and   Directors   who
                           individually own  beneficially  more than one-half of
                           one  percent  (0.5%) of the shares or  securities  of
                           such company together own  beneficially  more than 5%
                           of  the  shares  or   securities   of  such  company.
                           Portfolio  securities  of a fund may not be purchased
                           from   or  sold  to  the   fund's   advisor   or  its
                           Directors, officers or employees.)
-----------------------------------------------------------------------------

26   Appendix II                                    American Century Investments



                                     NOTES

                                                                    Notes     27



                                     NOTES

28   Notes                                   American Century Investments



                                     NOTES

                                                                    Notes     29


                            [american century logo]
                                    American
                                  Century(sm)

9705           [recycled logo]
SH-BKT-8603-D     Recycled

                      STATEMENT OF ADDITIONAL INFORMATION

                            [american century logo]
                                    American
                                  Century(sm)

                                  June 2, 1997

[front cover]

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
                AMERICAN CENTURY CAPITAL PRESERVATION FUND, INC.
              AMERICAN CENTURY CAPITAL PRESERVATION FUNDS II, INC.

                          American Century Investments
                                4500 Main Street
                                P. O. Box 419200
                           Kansas City, MO 64141-6200

                       Statement of Additional Information

        1997 Special Meeting of Shareholders of American Century Capital Preservation Fund, Inc. and American Century Capital Preservation Fund II, Inc.

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated June 2, 1997 for the Special Meeting of Shareholders to be held on July 30, 1997. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling D. F. King & Co., the proxy solicitor for the funds, at 1-800-755-3107, or American Century Investments at (800) 345-2021.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

         Further information about the New Capital Preservation Fund is contained in and incorporated by reference to its Statement of Additional Information dated September 3, 1996, revised January 1, 1997, copies of which are included herewith.

         Further information about the Capital Preservation Fund and Capital Preservation Fund II are contained in and incorporated by reference to their Statements of Additional Information each dated January 1., 1997. The audited financial statements and related independent accountant's reports for the Capital Preservation Fund and Capital Preservation Fund II are contained in the Annual Report dated March 31, 1996, are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

         The date of this Statement of Additional Information is June 2, 1997.


                                TABLE OF CONTENTS

General Information..........................................................  2

Pro Forma Financial Statements...............................................  2

Agreement and Plan of Reorganization.........................................  2

                              GENERAL INFORMATION

         The shareholders of the Capital Preservation Fund and Capital Preservation Fund II are being asked to approve or disapprove an Agreement and Plan of Reorganization (the "Reorganization Agreement") among the American
Century Government Income Trust, American Century Capital Preservation Fund, Inc. and American Century Capital Preservation Fund II, Inc. and the transaction contemplated thereby. A copy of the proposed Reorganization Agreement is contained in this Statement of Additional Information beginning at page [2]. A summary of the material provisions of such Agreement is contained in the Combined Proxy Statement/Prospectus. The Reorganization Agreement contemplates the transfer of substantially all of the assets and liabilities of the Capital Preservation Fund and Capital Preservation Fund II to the New Capital
Preservation Fund in exchange for full and fractional shares representing interests in such fund. The shares issued by the New Capital Preservation Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of each of the Capital Preservation Fund and Capital Preservation Fund II that are outstanding immediately before the effective time of the reorganization.

         Following the exchange, the Capital Preservation Fund and Capital Preservation Fund II will each make a liquidating distribution of New Capital Preservation Fund shares to their shareholders. Each shareholder owning shares of the Capital Preservation Fund and Capital Preservation Fund II at the effective time of the reorganization will receive shares of the New Capital Preservation of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the effective time of the reorganization by the Capital Preservation Fund and Capital Preservation Fund II shares. Upon completion by he reorganization, the American Century Capital Preservation Fund, Inc. and American Century Capital Preservation Fund II, Inc. will be terminated under state law and deregistered under the Investment Company Act of 1940.

         The Special Meeting of Shareholders to consider the Reorganization Agreement will be held at 10:00 a.m. Central time on July 30, 1997 at the offices of American Century Tower I, 4500 Main Street, Kansas City, Missouri. For further information about the transaction, see the Combined Proxy Statement/Prospectus.



                         PRO FORMA FINANCIAL STATEMENTS

In accordance with Item 14(a)(2) of Form N-14, pro forma financial statements were not prepared for the proposed combination of the American Century - Benham Capital Preservation Fund and the American Century - Benham Capital Preservation Fund II, since the net asset value of the American Century - Benham Capital Preservation Fund II (non-surviving fund) did not exceed ten percent of the net asset value of the American Century - Benham Capital Preservation Fund (surviving fund) on March 10, 1997.






                      AGREEMENT AND PLAN OF REORGANIZATION
                                  BY AND AMONG

               AMERICAN CENTURY CAPITAL PRESERVATION FUND, INC.,
              AMERICAN CENTURY CAPITAL PRESERVATION FUND II, INC.
                                       and
                    AMERICAN CENTURY GOVERNMENT INCOME TRUST


                         DATED __________________, 1997



                                TABLE OF CONTENTS

1. Transfer of Assets of the Acquired Funds....................................3
2. Liquidating Distributions and Termination of the
     Acquired Funds............................................................5
3. Valuation Times.............................................................6
4. Certain Representations, Warranties and Agreements
     of the Acquired Companies.................................................6
5. Certain Representations, Warranties and Agreements
     of the Acquiring Company..................................................4
6. Shareholder Action on Behalf of the Acquired Funds..........................6
7. Registration Statement and Proxy Solicitation Materials.....................6
8. Effective Times of the Reorganization.......................................6
9. The Acquiring Company's Conditions..........................................7
10. The Acquired Companies' Conditions.........................................9
11. Tax Documents.............................................................10
12. Further Assurances........................................................10
13. Termination of Representations and Warranties.............................10
14. Termination of Agreement..................................................10
15. Amendment and Waiver......................................................11
16. Governing Law.............................................................11
17. Successors and Assigns....................................................11
18. Beneficiaries.............................................................11
19. Acquired Company Liability................................................11
20. Acquiring Company Liability...............................................12
21. Notices...................................................................12
22. Expenses..................................................................13
23. Entire Agreement..........................................................13
24. Counterparts..............................................................13



                      AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION made as of ________________, 1997 by and among American Century Government Income Trust, a Massachusetts business trust (the "Acquiring Company"), and American Century Capital Preservation Fund, Inc. and American Century Capital Preservation Fund II, Inc., each a California corporation ( the "Acquired Companies").


WHEREAS, the parties desire that substantially all of the assets and liabilities of the Acquired Companies be transferred to, and be acquired and assumed by, an Acquiring Company portfolio in exchange for shares of the Acquiring Company's portfolio which shall thereafter be distributed by the Acquired Companies to the holders of shares of its portfolios, all as described in this Agreement (the "Reorganization");


WHEREAS, the parties intend that the American Century-Benham Capital Preservation Fund, a portfolio of American Century Government Income Trust (the "Acquiring Fund"), will have nominal assets and liabilities before the Reorganization and will continue the investment operations of the American Century-Benham Capital Preservation Fund, a portfolio of American Century Capital Preservation Fund, Inc. and American Century-Benham Capital Preservation Fund II, a portfolio of American Century Capital Preservation Fund II, Inc., (collectively the "Acquired Funds"), after the Reorganization;


WHEREAS, the parties intend that the transfers of assets, assumptions of liabilities and distributions of shares in the Acquired Funds (as defined in Section 1.2) be treated as a tax-free reorganization under Section 368(a)(1)(C), 368(a)(1)(D) or 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"); and


WHEREAS, the parties intend that in connection with the Reorganization the Acquired Funds, as defined below, shall be terminated under state law and de-registered as described in this Agreement.


NOW, THEREFORE, in consideration of the mutual covenants and agreements hereinafter set forth and subject to the terms and conditions hereof, and intending to be legally bound hereby, the Acquiring Company and the Acquired Companies agree as follows:


1.   Transfer of Assets of the Acquired Funds.

     1.1. At the Effective Time of the Reorganization (as defined in Section 8) with respect to the Acquired Funds, as set forth in Section 1.2, all property of every description, and all interests, rights, privileges and powers of the Acquired Funds other than cash in an amount necessary to pay any unpaid dividends and distributions as provided in
          Section 4.7 (such assets, the "Acquired Fund Assets") shall be transferred and conveyed by the Acquired Funds to the Acquiring Company on behalf of the Acquiring Fund and shall be accepted by the Acquiring Company on behalf of such Acquiring Fund, and the Acquiring Company, on behalf of such Acquiring Fund, shall assume all known liabilities whether accrued, absolute, contingent or otherwise, of the Acquired Funds reflected in the calculation of such Acquired Funds' net asset value (the "Acquired Fund Liabilities"), so that at and after the Effective Time of the Reorganization with respect to the Acquired Funds: (i) all assets of the Acquired Funds shall become and be the assets of its Acquiring Fund; and (ii) all known liabilities of the Acquired Funds reflected as such in the calculation of each Acquired Funds' net asset values shall attach to the Acquiring Fund as aforesaid and may thenceforth be enforced against the Acquiring Fund to the extent as if the same had been incurred by it. Without limiting the generality of the foregoing, the Acquired Fund Assets shall include all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, other investments, claims and receivables (including dividend and interest receivables) owned by the Acquired Funds, and any deferred or prepaid expenses shown as an asset on the Acquired Funds' books, at the Effective Time of the Reorganization of the Acquired Funds, and all good will, all other intangible property and all books and records belonging to the Acquired Funds. Recourse by any person for the Acquired Fund Liabilities assumed by the Acquiring Fund shall, at and after the Effective Time of the Reorganization of the Acquired Funds, be limited to the Acquiring Fund.


     1.2. The assets of the Acquired Funds shall be acquired by the Acquiring Fund identified below:

     ACQUIRING FUND                                ACQUIRED FUNDS
     --------------                                --------------
American Century Government             American Century Capital Preservation
     Income Trust                                      Fund, Inc.

Capital Preservation Fund                    Capital Preservation Fund


                                        American Century Captial Preservation
                                                       Fund, Inc.

                                            Capital Preservation Fund II


     1.3. In exchange for the transfer of the Acquired Fund Assets and the assumption of the Acquired Fund Liabilities, the Acquiring Company shall simultaneously issue at the applicable Effective Time of the Reorganization to the Acquired Funds a number of full and fractional shares to the third decimal place, of the Acquiring Fund specified in
          Section 1.2 all determined and adjusted as provided in this Agreement. The number of shares of the Acquiring Fund so issued will have an aggregate net asset value equal to the value of the Acquired Fund Assets that are represented by shares of the corresponding Acquired Funds, the holders of which shall receive shares of the Acquiring Fund, as specified in Section 1.2, all determined and adjusted as provided in this Agreement.

     1.4. The net asset value of such class of shares of the Acquiring Fund and the net asset value of the Acquired Funds shall be determined as of the applicable Valuation Time specified in Section 3.

     1.5. The net asset value of shares of the Acquiring Fund shall be computed in the manner set forth in the Acquiring Fund's then current prospectus under the Securities Act of 1933, as amended (the "1933 Act"). The net asset value of the Acquired Fund Assets to be transferred by the Acquired Companies shall be computed by the Acquired Company and shall be subject to adjustment by the amount, if any, agreed to by the Acquiring Company and the Acquired Companies. In determining the value of the securities transferred by the Acquired Funds to the Acquiring Fund, each security shall be priced in accordance with the policies and procedures of the Acquiring Company as described in its then current prospectus and statement of additional information and adopted by the Acquiring Company's Board of Trustees, which are and shall be consistent with the policies now in effect for the Acquired Companies. Price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquiring Company, provided that such determination shall be subject to the approval of the Acquired Companies.

     1.6. The value of the Acquired Fund Assets of the Acquired Funds and the value of the shares of the Acquiring Fund shall be based on the amortized cost valuation procedures that have been adopted by the Board of Trustees of the Acquiring Company and the Boards of Directors of the Acquired Companies, respectively. Any provision in this Agreement to the contrary notwithstanding, if the difference between the per share net asset values of an Acquired Fund and the Acquiring Fund equals or exceeds $.0025 at the applicable Valuation Time, as computed by using such market values in accordance with the policies and procedures established by the Acquiring Company (or as otherwise mutually determined by the Board of Trustees of the Acquiring Company and the Boards of Directors of the Acquired Companies), either of the Boards shall have the right to postpone the applicable Valuation Time and the applicable Effective Time of the Reorganization with respect to both such Acquired Funds until such time as the per share difference is less than $.0025.


2.   Liquidating Distributions and Termination of the Acquired Funds.

Immediately after the Effective Time of the Reorganization with respect to the Acquired Funds, such Acquired Funds shall distribute in complete liquidation pro rata to the record holders of its shares at the applicable Effective Time of the Reorganization the shares of the Acquiring Fund identified in Section 1.2 to be received by the record holders of such Acquired Funds. In addition, each shareholder of record of the Acquired Funds shall have the right to receive any unpaid dividends or other distributions which were declared before the applicable Effective Time of the Reorganization with respect to the shares of the Acquired Funds that are held by the shareholder at the applicable Effective Time of the Reorganization. In accordance with instructions it receives from the Acquired Companies, the Acquiring Company shall record on its books the ownership of shares of the Acquiring Fund by the record holders of shares of the Acquired Funds identified in Section 1.2. All of the issued and outstanding shares of the Acquired Funds shall be redeemed and canceled on the books of the Acquired Companies at the Effective Time of the Reorganization of the Acquired Funds and shall thereafter represent only the right to receive the shares of the Acquiring Funds identified in Section 1.2, and the Acquired Funds' transfer books shall be closed permanently. As soon as practicable after the Effective Time of the Reorganization with respect to the Acquired Fund, the Acquired Companies shall make fillings and take all other steps as shall be necessary and proper to effect their complete dissolution, and shall file an application pursuant to Section 8 (f) of the Investment Company Act of 1940, as amended (the "1940 Act") for an order declaring that each has ceased to be an investment company and any and all documents that may be necessary to terminate their existence under state law. After the Effective Time of the Reorganization with respect to the Acquired Funds, the Acquired Company shall not conduct any business except in connection with its liquidation, dissolution, and deregistration.

3.   Valuation Times.

Subject to Section 1.5 hereof, the Valuation Time for the Reorganization with respect to the Acquired Funds shall be as set forth in the Acquired Funds prospectus on such date as may be agreed in writing by the duly authorized officers of both parties hereto.

4.   Certain   Representations,   Warranties  and  Agreements  of  the  Acquired
     Companies.

The Acquired Companies, on behalf of itself and each Acquired Fund, represents and warrants to, and agrees with, the Acquiring Company as follows:

     4.1. The Acquired Companies are California corporations duly created pursuant to their Articles of Incorporation for the purpose of acting as management investment companies under the 1940 Act, and are validly existing under the laws of, and duly authorized to transact business in, the State of California. The Acquired Funds are registered with the Securities and Exchange Commission (the "SEC") as open-end management investment companies under the 1940 Act and such registration is in full force and effect.

     4.2. The Acquired Companies have the power to own all of their properties and assets and, subject to the approvals of shareholders referred to herein, to carry out and consummate the transactions contemplated hereby, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

     4.3. This Agreement has been duly authorized, executed and delivered by the Acquired Companies, and represents the Acquired Companies' valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate the Acquired Companies' Articles of Incorporation, By-laws, or any agreement or arrangement to which it is a party or by which it is bound.

     4.4. Each Acquired Fund has elected to qualify and has qualified as "a regulated investment company" under Subtitle A, Chapter 1, Subchapter M, Part I of the Code, as of and since its first taxable year; has been such a regulated investment company at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a regulated investment company until the Effective Time of the Reorganization with respect to each Acquired Fund.

     4.5. All federal, state, local and foreign income, profits, franchise, sales, withholding, customs, transfer and other taxes, including interest, additions to tax and penalties (collectively, "Taxes") relating to the Acquired Fund Assets or properly shown to be due on any return filed by any Acquired Fund with respect to taxable periods ending on or prior to, and the portion of any interim period up to, the date hereof have been fully and timely paid or provided for; and there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the Acquired Fund Assets.

     4.6. The financial statements of the Acquired Funds for the fiscal year ended March 31, 1996, examined by KPMG Peat Marwick LLP, copies of which have been previously furnished to the Acquiring Company, present fairly the financial position of the Acquired Funds as of March 31, 1996 and the results of its operations for the year then ending, in conformity with generally accepted accounting principles.

     4.7. Prior to the Valuation Time, each Acquired Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to such Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income, if any, for the taxable periods or years ended on or before the Acquired Funds' most recent fiscal year end, and for the period from said date to and including the Effective Time of the Reorganization applicable to such Acquired Fund (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable periods or years ended on or before such Acquired Fund's fiscal year end and for the period from said date to and including the Effective Time of the Reorganization applicable to such Acquired Fund.

     4.8. At both the Valuation Time and the Effective Time of the Reorganization with respect to the Acquired Funds, there shall be no known liabilities of the Acquired Funds, whether accrued, absolute, contingent or otherwise, not reflected in the net asset values per share of each Acquired Fund's outstanding shares.

     4.9. There are no legal, administrative or other proceedings pending or, to the Acquired Companies' knowledge threatened, against the Acquired Companies or the Acquired Funds which could result in liability on the part of the Acquired Companies or the Acquired Funds.

     4.10.Subject to the approvals of shareholders at both the Valuation Time and the Effective Time of the Reorganization with respect to the Acquired Funds, the Acquired Funds shall have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund Assets of the Acquired Funds and, upon delivery and payment for the Acquired Fund Assets as contemplated herein, the Acquiring Funds shall acquire good and marketable title thereto, free and clear of all liens and encumbrances, and subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws).

     4.11.No consent, approval, authorization or order of any court or mutual authority is required for the consummation by the Acquired Companies of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, the rules and regulations under those Acts, and state securities laws.

     4.12.Insofar  as the  following  relate  to  the  Acquired  Companies,  the registration statement filed by the Acquiring Company on Form N-14 relating to the shares of the Acquiring Fund that will be registered with the SEC pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Acquired Companies and the prospectus of the Acquiring Company with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein and at the Effective Time of the
          Reorganization: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Companies for use in the N-14 Registration Statement.

     4.13.All of the issued and outstanding shares of the Acquired Funds have been duly and validly issued, are fully paid and non-assessable, and were offered for sale and sold in conformity with all applicable federal and state securities laws, and no shareholder of the Acquired Funds has any preemptive right of subscription or purchase in respect of such shares.

5.   Certain  Representations,   Warranties  and  Agreements  of  the  Acquiring
     Company.

The Acquiring Company, on behalf of itself and the Acquiring Fund, represents and warrants to, and agrees with, the Acquired Companies as follows:

     5.1. It is a Massachusetts business trust duly created pursuant to a Declaration of Trust for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of, and duly authorized to the Commonwealth of Massachusetts. The Acquiring Fund is registered with the SEC as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

     5.2. It has the power to own all of its property and assets and to carry out and consummate the transactions contemplated herein, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

     5.3. This Agreement has been duly authorized, executed and delivered by the Acquiring Company, and represents the Acquiring Company's valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Acquiring Company's Declaration of Trust or By-laws or any agreement or arrangement to which it is a party or by which it is bound.

     5.4. The Acquiring Fund will elect to qualify as a "regulated investment company" under Subtitle A, Chapter 1, Subchapter M, Part I of the Code, and intends to continue to qualify as a regulated investment company.

     5.5. At both the Valuation Time and the Effective Time of the Reorganization with respect to the Acquiring Fund, there shall be no known liabilities of the Acquiring Fund, whether accrued, absolute, contingent or otherwise, not reflected in the net asset values per share of its outstanding shares to be issued pursuant to this Agreement.

     5.6. There are no legal, administrative or other proceedings pending or, to its knowledge, threatened against the Acquiring Company or the Acquiring Fund which could result in liability on the part of the Acquiring Company or the Acquiring Fund.

     5.7. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Company of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those Acts, and state securities laws.

     5.8. Insofar as the following relate to the Acquiring Company, the N-14 Registration Statement on its effective date, at the time of any shareholders' meetings referred to herein and at the Effective Time of the Reorganization: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Company for use in the N-14 Registration Statement.

     5.9. The shares of the Acquiring Fund to be issued and delivered to the Acquired Funds for the account of record holders of shares of the Acquired Funds pursuant to the terms hereof shall have been duly authorized as of the Effective Time of the Reorganization applying to the Acquiring Fund and, when so issued and delivered, shall be registered under the 1933 Act and under applicable state securities laws, duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Company shall have any preemptive right of subscription or purchase in respect thereto.

6.   Shareholder Action on Behalf of the Acquired Funds.

     6.1. As soon as practicable after the effective date of the N-14 Registration Statement, but in any event prior to the Effective Time of the Reorganization applicable to the Acquired Funds and as a condition to the Reorganization, the Boards of Directors of the Acquired Companies shall call, and the Acquired Companies shall hold, a meeting of the shareholders of the Acquired Funds for the purpose of considering and voting upon:

          6.1.1. Approval of this Agreement and the transactions contemplated hereby, including, without limitation:

               6.1.1.1. The  transfer of the Acquired  Fund Assets  belonging to each Acquired Fund to the Acquiring Fund, and the assumption by the Acquiring Fund of the Acquired Fund Liabilities of such Acquired Funds, in exchange for shares of the Acquiring Fund, as set forth in Section 1.2;

               6.1.1.2.  The  liquidation  of the  Acquired  Funds  through  the
                    distribution   to  its  record  holders  of  shares  of  the
                    Acquiring Fund as described in this Agreement; and

          6.1.2. Such other matters as may be determined by the Boards of Directors or authorized officers of the parties.

     6.2. Approval of this Reorganization Agreement by the shareholders of the Acquired Funds shall constitute the waiver of the application of any fundamental policy of the Acquired Funds that might be deemed to prevent them from taking the actions necessary to effectuate the Reorganization as described, and such policies, if any, shall be deemed to have been amended accordingly.

7.   Registration Statement and Proxy Solicitation Materials.

The Acquiring Company shall file the N-14 Registration Statement under the 1933 Act, and the Acquired Companies shall file the combined prospectus/proxy statement contained therein under the 1934 Act and 1940 Act proxy rules, with the SEC as promptly as practicable. The Acquiring Company and the Acquired Companies have cooperated and shall continue to cooperate with the other, and has furnished and shall continue to furnish the other with the information relating to itself that is required by the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts and state securities laws, to be included in the N-14 Registration Statement.

8.   Effective Times of the Reorganization.

Delivery of the Acquired Fund Assets of the Acquired Funds and shares of the Acquiring Fund to be issued pursuant to Section 1 and the liquidation of the Acquired Funds pursuant to Section 2 shall occur at the opening of business on the next business day following the Valuation Time applicable to the Acquired Funds, or on such other date, and at such place and time and date, as may be determined by the President or any Vice President of each party hereto. The respective date and time at which such actions are taken with respect to the Acquired Funds are referred to herein as the "Effective Time of the Reorganization." To the extent any Acquired Fund Assets are, for any reason, not transferred at the applicable Effective Time of the Reorganization, the Acquired Companies shall cause such Acquired Fund Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

9.   The Acquiring Company's Conditions.

The obligations of the Acquiring Company hereunder with respect to the Acquiring Fund shall be subject to the following conditions precedent:

     9.1. This Agreement and the transactions contemplated by this Agreement shall have been approved by the shareholders of the Acquired Funds, in the manner required by law.

     9.2. The Acquired Company shall have duly executed and delivered to the Acquiring Company such bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as may be necessary or desirable to transfer all right, title and interest of the Acquired Companies and the Acquired Funds in and to the Acquired Fund Assets of the Acquired Funds. The Acquired Fund Assets shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

     9.3. All representations and warranties made in this Agreement shall be true and correct in all material respects as if made at and as of each Valuation Time and each Effective Time of the Reorganization. As of the Valuation Time and the Effective Time of the Reorganization applicable to the Acquired Funds, there shall have been no material adverse change in the financial position of the Acquired Funds since March 31, 1996, other than those changes incurred in the ordinary course of business as an investment company. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     9.4. The Acquiring Company shall have received an opinion of Dechert Price & Rhoads addressed to the Acquiring Company and the Acquired Companies in a form reasonably satisfactory to them and dated the Effective Time of the Reorganization applicable to the Acquired Funds, substantially to the effect that for federal income tax purposes: (i) the transfers of all of the Acquired Fund Assets hereunder, and the assumption by the Acquiring Fund of Acquired Fund Liabilities, in exchange for shares of the Acquiring Fund, and the distribution of said shares to the shareholders of the Acquired Funds, as provided in this Agreement, will each constitute a reorganization within the meaning of Section 368(a)(1)(C), 368(a)(1)(D) or 368(a)(1)(F) of the Code and with respect to each reorganization, the Acquired Funds and the Acquiring Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) in accordance with Sections 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by the Acquired Funds as a result of such transactions; (iii) in accordance with Section 1032(a) of the Code, no gain or loss will be recognized by the Acquiring Fund as a result of such transactions; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Funds on the distribution to them by the Acquired Funds of shares of the Acquiring Fund in exchange for their shares of the Acquired Funds; (v) in accordance with Section 358(a)(1) of the Code, the aggregate basis of Acquiring Fund shares received by each shareholder of the Acquired Funds will be the same as the aggregate basis of the shareholder's Acquired Fund shares immediately prior to the transactions; (vi) in accordance with Section 362(b) of the Code, the basis of the Acquired Fund Assets to the Acquiring Fund will be the same as the basis of the Acquired Fund Assets in the hands of the Acquired Funds immediately prior to the exchange; (vii) in accordance with Section 1223(1) of the Code, a shareholder's holding period for Acquiring Fund shares will be determined by including the period for which the shareholder held the shares of the Acquired Funds exchanged therefor, provided that the shareholder held such shares of the Acquired Funds as a capital asset; and (viii) in accordance with
          Section 1223(2) of the Code, the holding period of the Acquiring Fund with respect to the Acquired Fund Assets will include the period for which the Acquired Fund Assets were held by the Acquired Funds.

     9.5. The SEC shall not have issued any  unfavorable  advisory  report under
          Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

     9.6. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Company, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement.

     9.7. The President or a Vice President of the Acquired Companies shall have certified that the Acquired Companies have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at each Valuation Time and each Effective Time of the Reorganization.

10.  The Acquired Companies' Conditions.

The obligations of the Acquired Companies hereunder with respect to the Acquired Funds shall be subject to the following conditions precedent:

     10.1.This Agreement and the transactions contemplated by this Agreement shall have been approved by the shareholders of the Acquired Funds, in the manner required by law.

     10.2.All representations and warranties of the Acquiring Company made in this Agreement shall be true and correct in all material respects as if made at and as of each Valuation Time and each Effective Time of the Reorganization. As of the Valuation Time and the Effective Time of the Reorganization applicable to the Acquired Funds, there shall have been no material adverse change in the financial condition of the Acquiring Fund since the date herein other than those changes incurred in the ordinary course of business as an investment company. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     10.3.The  Acquired  Companies  shall  have  received  an opinion of Dechert
          Price & Rhoads, addressed to the Acquiring Company and the Acquired Companies in a form reasonably satisfactory to them and dated the Effective Time of the Reorganization applicable to the Acquired Funds, with respect to the matters specified in Section 9.4.

     10.4.The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted, or to the knowledge of the Acquiring Company, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement.

     10.5.The Acquired Companies shall not sell or otherwise dispose of any shares of the Acquiring Fund to be received in the transactions contemplated herein, except in distribution to its shareholders as contemplated herein.

     10.6.The SEC shall not have issued any  unfavorable  advisory  report under
          Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

     10.7.The President or a Vice President of the Acquiring Company shall have certified that the Acquiring Company has performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at each Valuation Time and each Effective Time of the Reorganization.

11.  Tax Documents.

The Acquired Companies shall deliver to the Acquiring Company at the Effective Time of the Reorganization confirmations or other adequate evidence as to the adjusted tax basis of the Acquired Fund Assets then delivered to the Acquiring Fund in accordance with the terms of this Agreement.

12.  Further Assurances.

Subject to the terms and conditions herein provided, each of the parties hereto shall use its best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such additional documents and instruments, and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable law to consummate and make effective the transactions contemplated by this Agreement.

13.  Termination of Representations and Warranties.

The representations and warranties of the parties set forth in this Agreement shall terminate at the Effective Time of the Reorganization.

14.  Termination of Agreement.

     14.1.This Agreement may be terminated by a party at any time at or prior to the Effective Time of the Reorganization by the Board of Trustees of the Acquiring Company or the Boards of Directors of either of the Acquired Companies, as provided below:

          14.1.1. By the Acquiring Company with respect to its Acquiring Fund if the conditions set forth in Section 9 are not satisfied as specified in said Section;

          14.1.2. By either of the Acquired Companies if the conditions set forth in Section 10 are not satisfied as specified in said Section;

          14.1.3. By the mutual consent of the parties.

     14.2.If a party terminates this Agreement because one or more of its conditions precedent have not been fulfilled, or if this Agreement is terminated by mutual consent, this Agreement will become null and void without any liability of either party or any of their investment portfolios to the other; provided, however, that if such termination is by the Acquiring Company pursuant to Section 14.1.1 as a result of a breach by the Acquired Companies of any of their representations, warranties or covenants in this Agreement, or such termination is by either Acquired Company pursuant to Section 14.1.2 as a result of a breach by the Acquiring Company of any of its representations, warranties or covenants in this Agreement, nothing herein shall affect the non-breaching party's right to damages on account of such other party's breach.

15.  Amendment and Waiver.

At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of the Acquired Companies, (a) the parties hereto may, by written agreement authorized by their respective Boards of Trustees or Directors, as the case may be, or their respective Presidents or any Vice Presidents, and with or without the approval of their shareholders, amend any of the provisions of this Agreement, and (b) either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and executed by the President or Vice President of the waiving party with or without the approval of such party's shareholders).

16.  Governing Law.

This Agreement and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of Massachusetts, without giving effect to the conflicts of law principles otherwise applicable therein.

17.  Successors and Assigns.

This Agreement shall be binding upon the respective successors and permitted assigns of the parties hereto. This Agreement and the rights, obligations and liabilities hereunder may not be assigned by either party without the consent of the other party.

18.  Beneficiaries.

Nothing contained in this Agreement shall be deemed to create rights in persons not parties hereto, other than the successors and permitted assigns of the parties.

19.  Acquired Company Liability.

     19.1.Both parties specifically acknowledge and agree that any liability of the Acquired Companies under this Agreement with respect to any Acquired Fund, or in connection with the transactions contemplated herein with respect to an Acquired Fund, shall be discharged only out of the assets of that particular Acquired Fund and that no other portfolio shall be liable with respect thereto.

20.  Acquiring Company Liability.

     20.1.The names "American Century  Government Income Trust" and "Trustees of
          American Century Government Income Trust" refer respectively to the trusts created and the trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated May 1, 1984, which is hereby referred to and copies of which are on file at the office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of the Acquiring Company. The obligations of the Acquiring Company entered into in the name or on behalf thereof by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Acquiring Company personally, but bind only the trust property, and all persons dealing with any portfolio of the Acquiring Company must look solely to the trust property belonging to such portfolio for the enforcement of any claims against the Acquiring Company.

     20.2.Both parties specifically acknowledge and agree that any liability of the Acquiring Company under this Agreement with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of such Acquiring Fund and that no other portfolio of the Acquiring Company shall be liable with respect thereto.

21.  Notices.

All notices required or permitted herein shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a nationally recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice at the address or telecopier number stated below or to such other address or telecopier number as may hereafter be furnished in writing by notice similarly given by one party to the other party hereto:

                 If to American Century Government Income Trust,
               American Century Capital Preservation Fund, Inc. or American Century Capital Preservation Fund II, Inc.

                                    Pat Looby
                                4500 Main Street
                        Kansas City, Missouri 64111-6200


22.  Expenses.

Each party represents to the other that its expenses incurred in connection with the Reorganization will be borne by American Century Investment, Inc. or one or more of its affiliates.

23.  Entire Agreement.

This Agreement  embodies the entire  agreement and  understanding of the parties
hereto  and  supersedes  any  and  all  prior   agreements,   arrangements   and
understandings relating to matters provided for herein.

24.  Counterparts.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their duly authorized officers designated below as of the date first written above.


AMERICAN CENTURY GOVERNMENT INCOME TRUST

ATTEST:




---------------------------------------      By:--------------------------------


AMERICAN CENTURY CAPITAL PRESERVATION FUND, INC.

ATTEST:




---------------------------------------      By:--------------------------------



AMERICAN CENTURY CAPITAL PRESERVATION FUND II, INC.

ATTEST:




---------------------------------------      By:--------------------------------


[back cover]


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                              American Century(sm)

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